UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319
______________________________________________

Fort Dearborn Income Securities, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce G. Leto, Esq. Stradley Ronon Stevens & Young LLP 2600 One Commerce Square Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc. – Portfolio of investments June 30, 2008 (unaudited)

	Face
	amount	Value

Bonds – 96.02%
US bonds – 88.73%
US corporate bonds – 51.91%
Abbott Laboratories,
6.150%, due 11/30/37	$1,060,000	$1,062,799
Allergan, Inc.,
5.750%, due 04/01/16	1,820,000	1,826,696
Allstate Corp.,
5.950%, due 04/01/36	550,000	484,964
Anheuser-Busch Cos., Inc.,
6.450%, due 09/01/37	400,000	382,294
Apache Corp.,
6.000%, due 01/15/37	575,000	564,208
Archer-Daniels-Midland Co.,
6.450%, due 01/15/38	350,000	350,905
AT&T, Inc.,
6.450%, due 06/15/34	995,000	960,632
6.500%, due 09/01/37	975,000	943,623
Bank of America Corp.,
5.420%, due 03/15/17	700,000	640,246
5.750%, due 12/01/17	615,000	577,556
Bear Stearns Cos., Inc.,
7.250%, due 02/01/18	1,310,000	1,367,070
BellSouth Corp.,
6.550%, due 06/15/34	1,015,000	980,265
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	850,000	792,922
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	840,000	863,258
Caterpillar Financial Services Corp.,
5.450%, due 04/15/18	340,000	337,065
Citigroup, Inc.,
6.125%, due 05/15/18	1,535,000	1,468,944
6.875%, due 03/05/38	1,465,000	1,413,718
Comcast Corp.,
6.950%, due 08/15/37	2,250,000	2,213,075
Consolidated Edison Co. of New York, Inc.,
Series 08-A, 5.850%, due 04/01/18	340,000	341,267
Series 08-B, 6.750%, due 04/01/38	340,000	351,858
CRH America, Inc.,
6.000%, due 09/30/16	310,000	287,498
CVS Caremark Corp.,
6.250%, due 06/01/27	1,050,000	1,028,289
Daimler Finance N.A. LLC,
8.500%, due 01/18/31	845,000	977,001
Dominion Resources, Inc.,
Series B, 5.950%, due 06/15/35	495,000	444,260
Dow Chemical Co.,
5.700%, due 05/15/18	155,000	150,102
DTE Energy Co.,
6.350%, due 06/01/16	705,000	705,470
Duke Energy Carolinas LLC,
6.050%, due 04/15/38	350,000	346,008
ERAC USA Finance Co.,
7.000%, due 10/15/37(1)	440,000	365,984
8.000%, due 01/15/11(1)	1,065,000	1,099,886
Exelon Generation Co. LLC,
5.350%, due 01/15/14	1,015,000	973,338
Florida Power & Light Co.,
5.650%, due 02/01/35	355,000	336,190
Florida Power Corp.,
6.350%, due 09/15/37	215,000	218,338
Fortune Brands, Inc.,
5.375%, due 01/15/16	1,090,000	1,020,759
General Electric Capital Corp.,
5.875%, due 01/14/38	1,820,000	1,649,408
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	900,000	893,369
GMAC LLC,
6.875%, due 09/15/11	1,915,000	1,376,065
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	675,000	654,857
6.750%, due 10/01/37	1,135,000	1,038,237

	Face
	amount	Value

Bonds – (continued)
US bonds – (continued)
US corporate bonds – (continued)
Hartford Financial Services Group, Inc.,
6.300%, due 03/15/18	$720,000	$719,232
HSBC Bank USA N.A.,
5.625%, due 08/15/35	855,000	720,214
ICI Wilmington, Inc.,
5.625%, due 12/01/13	850,000	859,577
Johnson & Johnson,
5.850%, due 07/15/38	175,000	177,980
JP Morgan Chase Capital XXV,
Series Y, 6.800%, due 10/01/37	1,100,000	987,343
JPMorgan Chase & Co.,
6.400%, due 05/15/38	555,000	514,782
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	580,000	545,596
5.800%, due 03/15/35	1,130,000	980,396
7.400%, due 03/15/31	265,000	272,344
Kroger Co.,
6.900%, due 04/15/38	650,000	667,397
Lehman Brothers Holdings, Inc.,
6.750%, due 12/28/17	725,000	681,083
6.875%, due 05/02/18	250,000	242,026
7.000%, due 09/27/27	680,000	628,732
McDonald’s Corp.,
6.300%, due 03/01/38	275,000	272,418
Merck & Co., Inc.,
6.400%, due 03/01/28	520,000	542,735
Merrill Lynch & Co., Inc.,
5.700%, due 05/02/17	400,000	352,175
6.875%, due 04/25/18	365,000	347,380
MidAmerican Energy Holdings Co.,
5.950%, due 05/15/37	900,000	844,326
Morgan Stanley,
6.625%, due 04/01/18	750,000	710,644
7.250%, due 04/01/32	355,000	342,504
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	945,000	1,121,317
News America, Inc.,
6.200%, due 12/15/34	695,000	640,916
Norfolk Southern Corp.,
5.750%, due 04/01/18(1)	340,000	334,624
Northrop Grumman Systems Corp.,
7.125%, due 02/15/11	425,000	453,067
Nustar Logistics,
7.650%, due 04/15/18	575,000	581,571
Oracle Corp.,
6.500%, due 04/15/38	550,000	551,363
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	540,000	520,686
Pemex Project Funding Master Trust,
5.750%, due 03/01/18(1)	685,000	676,437
Philip Morris International, Inc.,
6.375%, due 05/16/38	345,000	336,211
PPL Energy Supply LLC,
Series A, 6.000%, due 12/15/36	370,000	321,218
Progressive Corp.,
6.250%, due 12/01/32	275,000	265,833
Prologis,
5.625%, due 11/15/15	825,000	775,080
Prudential Financial, Inc.,
6.625%, due 12/01/37	425,000	401,180
PSEG Power LLC,
8.625%, due 04/15/31	695,000	837,708
Residential Capital LLC,
9.625%, due 05/15/15(1)	49,000	23,765
Safeway, Inc.,
7.250%, due 02/01/31	645,000	691,435
San Diego Gas & Electric Co.,
Series FFF, 6.125%, due 09/15/37	450,000	450,072
Schering-Plough Corp.,
6.550%, due 09/15/37	525,000	512,726
Simon Property Group LP,
5.375%, due 06/01/11	300,000	295,613
Southern California Edison Co.,
Series 06-E, 5.550%, due 01/15/37	375,000	350,475
Sprint Capital Corp.,
6.875%, due 11/15/28	1,280,000	1,065,600

	Face
	amount	Value

Bonds – (continued)
US bonds – (continued)
US corporate bonds – (concluded)
Target Corp.,
6.500%, due 10/15/37	$290,000	$278,973
7.000%, due 07/15/31	305,000	322,668
Teva Pharmaceutical Finance LLC,
5.550%, due 02/01/16	845,000	825,682
Time Warner Cable, Inc.,
7.300%, due 07/01/38	600,000	596,311
Time Warner, Inc.,
7.625%, due 04/15/31	1,030,000	1,045,703
Travelers Property Casualty Corp.,
6.375%, due 03/15/33	350,000	334,284
Union Electric Co.,
6.700%, due 02/01/19	340,000	344,393
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	865,000	818,562
Valero Energy Corp.,
6.625%, due 06/15/37	360,000	330,065
7.500%, due 04/15/32	885,000	895,680
Verizon Communications, Inc.,
6.900%, due 04/15/38	520,000	513,901
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	1,085,000	1,102,181
Wachovia Bank N.A.,
5.850%, due 02/01/37	1,175,000	935,319
Wal-Mart Stores, Inc.
6.500%, due 08/15/37	900,000	926,238
Washington Mutual Bank,
5.500%, due 01/15/13	1,000,000	800,000
6.750%, due 05/20/36	500,000	365,000
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(1),(2),(3)	1,300,000	1,023,750
Waste Management, Inc.,
6.100%, due 03/15/18	700,000	698,391
WellPoint, Inc.,
5.850%, due 01/15/36	705,000	605,816
Wells Fargo Bank N.A.,
5.950%, due 08/26/36	1,380,000	1,291,970
Weyerhaeuser Co.,
7.375%, due 03/15/32	665,000	659,594
Xerox Corp.,
6.350%, due 05/15/18	540,000	533,034

Total US corporate bonds
(cost $72,745,666)		69,351,720

Asset-backed securities – 2.94%
Citibank Credit Card Issuance Trust,
Series 07-A3, Class A3,
6.150%, due 06/15/39	390,000	365,586
CPL Transition Funding LLC,
Series 02-1, Class A5,
6.250%, due 01/15/17	3,000,000	3,131,376
Small Business Administration,
Series 04-P10B, Class 1,
4.754%, due 08/10/14	442,881	434,299

Total asset-backed securities
(cost $4,075,207)		3,931,261

Mortgage & agency debt securities – 8.10%
Federal Home Loan Mortgage Corp.,
3.500%, due 05/29/13	1,345,000	1,306,918
5.000%, due 01/30/14	30,000	31,002
Federal Home Loan Mortgage Corp. Gold Pool,
# E01127, 6.500%, due 02/01/17	133,758	139,304
Federal National Mortgage Association,
3.500%, due 04/28/11	190,000	189,471
3.875%, due 07/12/13	1,340,000	1,321,969
5.250%, due 08/01/12	450,000	455,411
5.625%, due 07/15/37	1,500,000	1,594,947
Federal National Mortgage Association Grantor Trust,
Series 02-T19, Class A1,
6.500%, due 07/25/42	312,501	327,089
Federal National Mortgage Association Pools,
# 688066, 5.500%, due 03/01/33	349,439	346,703
# 793666, 5.500%, due 09/01/34	1,736,750	1,718,805
# 802481, 5.500%, due 11/01/34	305,998	302,837
# 596124, 6.000%, due 11/01/28	215,521	219,557
# 253824, 7.000%, due 03/01/31	101,048	107,273

	Face
	amount	Value

Bonds – (continued)
US bonds – (concluded)
Mortgage & agency debt securities – (concluded)
Federal National Mortgage Association, REMIC,
Series 93-106, Class Z,
7.000%, due 06/25/13	$44,098	$45,964
Government National Mortgage Association Pool,
# 781029, 6.500%, due 05/15/29	69,006	71,693
GSR Mortgage Loan Trust,
Series 06-2F, Class 3A4,
6.000%, due 02/25/36	1,300,000	1,167,978
Residential Funding Mortgage Securitization I, Inc.,
Series 06-S6, Class M2,
6.000%, due 07/25/36	1,280,141	322,852
Wells Fargo Mortgage Backed Securities Trust,
Series 03-18, Class A2,
5.250%, due 12/25/33	1,233,212	1,154,670

Total mortgage & agency debt securities
(cost $11,919,409)		10,824,443

Municipal bonds – 3.88%
New Jersey Economic Development Authority Revenue Bonds,
Series B, 10.905%, due 02/15/18(4)	5,000,000	2,975,750
State of Illinois General Obligation Bonds,
5.100%, due 06/01/33	2,350,000	2,212,454

Total municipal bonds
(cost $4,620,634)		5,188,204

US government obligations – 21.90%
US Treasury Bonds,
4.750%, due 02/15/37	1,615,000	1,667,740
8.125%, due 08/15/19	165,000	220,378
US Treasury Inflation Indexed Notes (TIPS),
1.625%, due 01/15/18	7,976,212	8,102,706
US Treasury Notes,
1.750%, due 03/31/10	1,600,000	1,579,374
2.750%, due 02/28/13	7,330,000	7,155,913
4.500%, due 03/31/09	5,480,000	5,566,907
4.750%, due 08/15/17	4,690,000	4,968,469

Total US government obligations
(cost $29,301,439)		29,261,487

Total US bonds
(cost $122,662,355)		118,557,115

International bonds – 7.29%
International corporate bonds – 7.29%
Canada – 1.75%
Anadarko Finance Co.,
Series B, 7.500%, due 05/01/31	380,000	407,337
Canadian National Railway Co.,
6.375%, due 11/15/37	625,000	616,125
6.900%, due 07/15/28	285,000	298,216
Canadian National Resources, Ltd.,
6.750%, due 02/01/39	1,020,000	1,022,160

		2,343,838

Cayman Islands – 0.92%
Transocean, Inc.,
6.800%, due 03/15/38	535,000	547,162
7.500%, due 04/15/31	620,000	678,983

		1,226,145

Luxembourg – 0.71%
Telecom Italia Capital SA,
6.375%, due 11/15/33	1,060,000	943,685

Netherlands – 0.54%
E. ON International Finance BV,
6.650%, due 04/30/38(1)	725,000	721,834

	Face
	amount	Value

Bonds – (concluded)
International bonds – (concluded)
International corporate bonds – (concluded)
Switzerland – 1.25%
Credit Suisse,
6.000%, due 02/15/18	$1,740,000	$1,675,477

United Kingdom – 2.12%
Abbey National PLC,
7.950%, due 10/26/29	750,000	762,799
AstraZeneca PLC,
6.450%, due 09/15/37	745,000	758,445
Royal Bank of Scotland Group PLC,
7.640%, due 09/29/17(2),(3)	700,000	640,030
SABMiller PLC,
6.500%, due 07/01/16(1)	650,000	671,230

		2,832,504

Total international corporate bonds
(cost $10,090,077)		9,743,483

Total bonds
(cost $132,752,432)		128,300,598

	Shares

Short-term investment – 2.83%
Other – 2.83%
UBS Supplementary Trust – U.S. Cash Management Prime Fund, 2.706%(5),(6)
(cost $3,780,327)	3,780,327	3,780,327

Total investments(7) – 98.85%
(cost $136,532,759)		132,080,925
Cash and other assets, less liabilities – 1.15%		1,536,426

Net assets – 100.00%		$133,617,351

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $136,532,759; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,309,109
Gross unrealized depreciation	(5,760,943)

Net unrealized depreciation	$(4,451,834)

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $4,917,510 or 3.68% of net assets.
(2)	Floating rate security – The interest rate shown is the current rate as of June 30, 2008.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Zero coupon bond. The rate shown is the effective yield at June 30, 2008.
(5)	The rate shown reflects the yield at June 30, 2008.
(6)	The table below details the Fund’s investment in a security issued by a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Supplementary Trust.

Income earned
		Purchases	Sales		from affiliate
		during the	during the		for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	09/30/07	06/30/08	06/30/08	06/30/08	06/30/08

UBS Supplementary Trust – U.S. Cash Management Prime Fund	$1,247,839	$48,492,133	$45,959,645	$3,780,327	$88,618

(7)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

GMAC	General Motors Acceptance Corp.
GSR	Goldman Sachs Residential
REMIC	Real Estate Mortgage Investment Conduit
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated March 31, 2008.

Industry diversification
As a percentage of net assets As of June 30, 2008 (unaudited)

Bonds
US bonds
US corporate bonds
Aerospace & defense	0.34%
Automobiles	0.73
Beverages	0.29
Capital markets	5.50
Chemicals	0.76
Commercial banks	2.21
Commercial services & supplies	0.52
Construction materials	0.22
Consumer finance	1.03
Diversified financial services	4.96
Diversified telecommunication services	4.17
Electric utilities	2.68
Energy equipment & services	0.44
Food & staples retailing	2.48
Food products	0.26
Health care providers & services	1.07
Hotels, restaurants & leisure	0.20
Household durables	0.76
Insurance	1.65
Media	3.36
Multi-utilities	2.85
Multiline retail	0.45
Office electronics	0.40
Oil, gas & consumable fuels	3.19
Paper & forest products	0.49
Pharmaceuticals	4.97
Real estate investment trusts (REITs)	0.80
Road & rail	1.99
Software	0.41
Thrifts & mortgage finance	1.64
Tobacco	0.25
Wireless telecommunication services	0.84

Total US corporate bonds	51.91

Asset-backed securities	2.94
Mortgage & agency debt securities	8.10
Municipal bonds	3.88
US government obligations	21.90

Total US bonds	88.73

International bonds
International corporate bonds
Beverages	0.50
Commercial banks	1.73
Diversified telecommunication services	0.71
Electric utilities	0.54
Energy equipment & services	0.92
Oil, gas & consumable fuels	1.07
Pharmaceuticals	0.57
Road & rail	0.68
Thrifts & mortgage finance	0.57

Total international bonds	7.29

Total bonds	96.02
Short-term investment	2.83

Total investments	98.85
Cash and other assets, less liabilities	1.15

Net assets	100.00%

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 29, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	August 29, 2008